17. INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	$ 22,924	$ 20,750
Set-off against deferred income tax liabilities	(22,924)	(20,750)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(37,106)	(35,771)
Set-off of deferred income tax assets	22,924	20,750
Deferred income tax liabilities-per balance sheet	(14,182)	(15,021)	$ (16,465)
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	779	662
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(35,106)	(33,949)
Post-employment benefits
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	492	480
Reclamation Obligations
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	6,613	6,120
Other liabilities
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	0	177
Tax loss carry forwards
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	9,340	8,781
Other
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	5,700	4,530
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(901)	(934)
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(591)	(554)
Investments
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(519)	(274)
Investments in associates
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ 11	$ (60)